Shareholders’ Equity - Schedule of Options Under the 2021 Shares Incentive Plan (Details) - $ / shares		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Company’s Option Activity [Abstract]
Number of options, Outstanding	4,605,544	3,856,978
Weighted- average exercise price, Outstanding	$ 6.35	$ 6.36
Weighted- average remaining contractual term (in years), Outstanding	6 years 2 months 4 days	5 years 11 months 16 days
Number of options, Exercisable		3,035,523
Weighted- average exercise price, Exercisable		$ 5.76
Weighted- average remaining contractual term (in years), Exercisable		5 years 8 months 7 days
Number of options, Exercised		693,253
Weighted- average exercise price, Exercised		$ 6.18
Number of options, Forfeited		55,313
Weighted- average exercise price, Forfeited		$ 7.24